UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/11

Item 1. Reports to Stockholders.

DECEMBER 31, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Sign up for electronic delivery on **franklintempleton.com**

TAX-FREE INCOME

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

State Update and Municipal Bond Market Overview

California’s economy continued its post-recession recovery albeit at a slower pace than the nation as a whole. Persistently weak real estate markets, high foreclosure rates and low homebuilding activity hindered the state’s economy, reducing its citizens’ household wealth levels. California’s 11.1% unemployment rate in December was significantly higher than the 8.5% national rate.1 The state gained jobs in many sectors, representing a shift in trend from the past few years. The information, government, and professional and business services sectors posted the strongest six-month growth rates, while the manufacturing, mining and logging, and other services sectors had declines. In the economic forecast included with the governor’s fiscal year 2012 budget proposal, the state projected slim job growth of 1.2% in 2011, a pace that would lag working-age population growth.2 However, the state projected job growth to accelerate in 2012 and 2013, with nonfarm jobs lost during the Great Recession to be recovered fully by the third quarter of 2016.

California enacted an on-time fiscal year 2012 budget that addressed a $17 billion budget shortfall with $14 billion of deep spending cuts across state services and employment.3 The approach to the budget gap relied on a recent, above-par revenue trend but had built-in spending-cut triggers if the additional revenues did not materialize. Unlike recent years, the 2012 budget relied less on one-time revenues and accounting gimmicks. However, it was not structurally balanced and depended on several billion dollars of cash deferrals and one-time revenues, some of which were derived from uncertain or contentious sources. Fortunately, a combination of cash management tools and higher-than-projected revenue growth into the summer of 2011 improved the state’s cash position. Nevertheless, as state revenues during the first half of fiscal year 2012 were below expectations, in mid-December the governor’s office implemented required mid-year spending cuts totaling almost $1 billion that included health and education.4 Although these cuts may be subject to administrative and legal challenges and would not cover the $2.2 billion projected shortfall in revenues for fiscal year 2012, we believe if carried out these cuts would represent an improvement from the legislative gridlock of recent years.5

1. Source: Bureau of Labor Statistics.

2. Source: Edmund G. Brown, Jr., Governor, State of California, “2011-12 Governor’s Budget Summary,” 1/10/11.

3. Source: Moody’s Investors Service, “Special Comment: California Enacts Timely Budget from Strengthened Position,” 7/5/11.

4. Source: California Department of Finance (www.dof.ca.gov).

5. Source: Moody’s Investors Service, “California Spending Cuts Are Credit Positive for the State, but Negative for Local Governments and Higher Education,” 12/19/11.

4 | Semiannual Report

The state’s net tax-supported debt was $2,542 per capita and 6.0% of personal income, compared with the $1,066 and 2.8% national medians.6 Although California’s debt levels ranked among the nation’s highest, they were relatively moderate given the state’s large budget. However, Californians’ debt ratios are likely to increase in the next few years, with sizable outstanding tax-supported debt and unused voter authorizations for the future issuance of general fund-backed general obligation (GO) bonds. Independent credit rating agency Standard & Poor’s (S&P) in July 2011 affirmed California’s GO bond rating of A- (the nation’s lowest) while upgrading its outlook to stable from negative.7 S&P’s rating and new outlook acknowledged the state’s economic depth and diversity, prominent higher-education institutions, innovative businesses and sectors, as well as improved liquidity and budgeting flexibility that maintains adequate cash for priority payments. These positives were counterbalanced by California’s large debt, retirement benefit and budgetary liabilities, as well as potentially onerous governance rules that have contributed to delayed fiscal decision making over the years.

For the six months ended December 31, 2011, the municipal bond market posted solid gains as measured by the +6.02% return of the Barclays Capital (BC) Municipal Bond Index, which tracks investment-grade securities.8 However, over the reporting period municipal bonds generally underperformed Treasuries, which returned +7.43% according to the BC U.S. Treasury Index, which tracks various U.S. Treasury securities.8

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates supported the municipal market. The market was further supported by an extended period of low supply, thus reducing the availability of bonds to meet investor demand. In Europe, several countries struggled with financial challenges that resulted in a flight to quality benefiting the U.S. Treasury market, as well as the municipal bond market.

From a credit perspective, on August 2, 2011, the U.S. raised its debt ceiling and avoided defaulting on its debt obligations. S&P lowered the country’s long-term rating to AA+ from AAA, citing political risks and a rising debt

6. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11. 7. This does not indicate a rating of the Funds.

8. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Semiannual Report | 5

burden.7 All municipal bonds backed by the U.S. government or government-sponsored enterprises (GSEs) were also downgraded along with the country’s rating and those of GSEs. S&P’s downgrade of U.S. Treasury securities led to the review of more than 11,000 municipal credits supported by federal programs and agency escrows. Primarily, prerefunded municipal bonds and housing bonds tied to federal subsidy programs were affected by the downgrade, although they generally still carried high-grade ratings. Furthermore, on July 19, 2011, independent credit rating agency Moody’s Investors Service placed five AAA-rated states on its watch list for potential rating cuts based on their dependency on federal funding. After the debt ceiling was raised, Moody’s reconfirmed the AAA rating to states and public finance issuers previously identified as directly or indirectly linked to the U.S. government.7 The same credits are currently assigned a negative outlook based on the identification of certain shared characteristics.

Congress enacted the Budget Control Act of 2011 with the potential to reduce the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, one can expect reduced federal funding, which would impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. Despite facing fiscal restraints and broad budget cuts to achieve balance, many states continued to show mild growth in revenues, and the actual default rate for municipal bonds was very low.

At period-end, we maintained our positive view of the municipal bond market. Municipal bond yields were well above those of comparable Treasury securities on a nominal basis and an after-tax basis. Therefore, we believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of December 31, 2011, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

6 | Semiannual Report

Franklin California Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.1, 2

We are pleased to bring you Franklin California Insured Tax-Free Income Fund’s semiannual report for the period ended December 31, 2011.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

Semiannual Report | 7

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/21/11 and 12/30/11 for each class as follows: Class A, 4.60 cents and 1.48 cents; Class B, 4.03 cents and 1.30 cents; Class C, 4.00 cents and 1.29 cents; and Advisor Class, 4.71 cents and 1.51 cents.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.76 on June 30, 2011, to $12.36 on December 31, 2011. The Fund’s Class A shares paid dividends totaling 27.66 cents per share for the same period.3 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.28%, based on an annualization of the current 4.60 cent per share dividend and the maximum offering price of $12.91 on December 31, 2011. An investor in the 2011 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.26% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market.

As we invest during different interest rate environments, the Fund’s portfolio remains diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 12/31/11

Franklin California Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 12/31/11.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/11 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

5. The 30-day standardized yield for the 30 days ended 12/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +26.87% and +7.80%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin California Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; B: 1.15%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

14 | Semiannual Report

Franklin California Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.

We are pleased to bring you Franklin California Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended December 31, 2011.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 46.

Semiannual Report | 15

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/21/11 and 12/30/11 for each class as follows: Class A, 3.67 cents and 1.18 cents; Class C, 3.12 cents and 1.00 cent; and Advisor Class, 3.77 cents and 1.21 cents.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.30 on June 30, 2011, to $11.84 on December 31, 2011. The Fund’s Class A shares paid dividends totaling 22.19 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.64%, based on an annualization of the current 3.67 cent per share dividend and the maximum offering price of $12.11 on December 31, 2011. An investor in the 2011 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 6.17% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions during the period under review were affected by decreasing interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

16 | Semiannual Report

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, our portfolio remains diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 3 to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown

Franklin California Intermediate-Term Tax-Free Income Fund 12/31/11

*Does not include short-term investments and other net assets.

Semiannual Report | 17

Performance Summary as of 12/31/11

Franklin California Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximuminitial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 12/31/11.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/11 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

5. The 30-day standardized yield for the 30 days ended 12/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +27.26% and +7.91%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin California Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

22 | Semiannual Report

Franklin California Tax-Exempt Money Fund

Your Fund’s Goal and Main Investments: Franklin California Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.1 The Fund’s portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2011.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review, which affected money market portfolio yields. As a result, Franklin California Tax-Exempt Money Fund’s seven-day effective yield was unchanged at 0.00% from June 30, 2011, through December 31, 2011.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Manager’s Discussion

During the six months under review, short-term municipal bond yields remained relatively low as the Federal Open Market Committee kept the federal funds

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 56.

Semiannual Report | 23

1. Seven-day effective yield assumes the compounding of daily dividends, if any.

2. Taxable equivalent yield assumes the published rates as of 12/28/11 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

3. The figure is as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. In efforts to prevent a negative yield, the investment manager and Fund administrator have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager or Fund administrator at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 12/31/11. The Fund’s average weighted life and average weighted maturity were each 11 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, also stayed relatively low. The SIFMA rate ranged during the reporting period from an all-time low of 0.07% in mid-July, to a high of 0.21% on August 24, 2011.2 The SIFMA index ended the period at 0.10%.2

During the reporting period, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. Franklin California Tax-Exempt Money Fund continued to be very selective in purchasing what we regarded as high-quality securities. In this environment, the Fund’s yield remained at 0.00% for the reporting period.

During the review period, the Fund participated in several issues including California Education Facilities Authority Revenue for Stanford University and Metropolitan Water District of Southern California Water revenue VRDNs, and Sonoma-Marin Rail Area Transit District Mandatory Put.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA.

24 | Semiannual Report

Your Fund’s Expenses

Franklin California Tax-Exempt Money Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 25

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent annualized six-month expense ratio, net of voluntary expense waivers, of 0.11%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

26 | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

aFor the period October 31, 2008 (effective date) to June 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.3%		
California 96.3%		
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38	$ 9,000,000	$ 9,243,810
ABAG Finance Authority for Nonprofit Corps. COP, Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24	5,000,000	5,016,750
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,551,430
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,111,057
Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage Insured, 5.375%, 11/15/25	5,145,000	5,151,277
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26	2,750,000	2,763,943
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn., 8/01/25	9,045,000	4,521,324
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to 10/01/12,		
5.25% thereafter, 10/01/21	64,660,000	64,123,969
5.45% thereafter, 10/01/25	25,000,000	24,135,500
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	1,323,928
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,		
8/01/32	3,355,000	1,112,115
8/01/33	3,610,000	1,117,584
2/01/34	3,345,000	992,729
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,419,376
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	8,669,325
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,104,750
Antelope Valley UHSD, GO, Series A, NATL Insured, 5.00%, 2/01/27	5,000,000	5,112,250
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,322,558
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	3,877,459
Atascadero USD, GO, Election of 2010, Series A, AGMC Inured, 5.00%, 8/01/40	6,235,000	6,465,259
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	4,925,105
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,020,474
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,294,000
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	10,918,020
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,045,520
Baldwin Park USD, GO,		
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,274,731
Election of 2006, AGMC Insured, 5.00%, 8/01/31	5,440,000	5,681,536
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,		
5.75%, 8/01/36	6,200,000	6,682,112
zero cpn., 8/01/40	11,000,000	1,916,640
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,444,773
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32	3,790,000	4,000,345
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	10,705,000	11,224,835

Semiannual Report | 31

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

32 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 33

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

34 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 35

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

36 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 37

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

38 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 39

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured,		
zero cpn., 8/01/28	$ 2,340,000	$ 858,920
zero cpn., 8/01/29	2,440,000	828,819
zero cpn., 8/01/30	2,550,000	801,465
zero cpn., 8/01/31	2,660,000	769,325
5.00%, 8/01/24	3,005,000	3,028,199
Stanislaus USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,524,730
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,585,334
Stanton RDA Tax Allocation, Consolidated Redevelopment Project, Series A, AGMC Insured, 5.00%, 12/01/40	6,020,000	6,180,794
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,505,590
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	13,491,900
Susanville PFAR, Utility Enterprises Project, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/36	3,230,000	3,292,016
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	15,522,276
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,		
5.00%, 9/01/30	1,255,000	1,321,578
5.375%, 9/01/37	5,000,000	5,237,400
Turlock PFA Sewer Revenue, NATL RE, FGIC Insured, 5.50%, 9/15/29	6,855,000	6,862,883
Tustin CRDA Tax Allocation, Housing, AGMC Insured,		
5.00%, 9/01/30	2,125,000	2,231,441
5.25%, 9/01/39	3,250,000	3,378,050
Union Elementary School District GO, Capital Appreciation,		
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,098,660
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	2,790,920
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	2,772,666
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	6,705,480
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,095,866
Val Verde USD,		
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,071,737
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	596,620
Vista USD, GO,		
Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	3,355,209
Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	2,160,483
Series A, AGMC Insured, 5.25%, 8/01/25	5,000,000	5,070,100
Washington Township Health Care District Revenue, Refunding,		
5.00%, 7/01/18	2,000,000	2,005,820
5.125%, 7/01/23	450,000	450,383
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	1,953,330
West Basin Municipal Water District COP, Series A, NATL Insured, Pre-Refunded, 5.00%,		
8/01/24	955,000	1,025,345
8/01/24	1,545,000	1,657,538

40 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 41

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

See Abbreviations on page 74.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period October 31, 2008 (commencement of operations) to June 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.8%		
California 89.3%		
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15	$ 1,815,000	$ 1,817,160
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,202,040
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	6,587,938
San Diego Hospital Assn., Series C, 5.125%, 3/01/18	2,110,000	2,241,938
San Diego Hospital Assn., Series C, 5.25%, 3/01/19	2,315,000	2,443,205
ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14	395,000	403,801
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	7,711,500
Alameda-Contra Costa Transit District COP, Refunding, AMBAC Insured, 4.375%, 8/01/14	1,330,000	1,332,208
Antelope Valley UHSD, GO, Series A, NATL Insured,		
4.50%, 8/01/13	1,230,000	1,269,754
4.625%, 8/01/14	1,250,000	1,287,325
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	2,525,706
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	2,735,115
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%, 11/01/21	1,080,000	1,172,718
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F, 5.00%, 4/01/24	3,000,000	3,352,290
Burbank Electric Revenue, NATL Insured, 4.00%, 6/01/12	1,000,000	1,014,530
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,		
8/01/15	4,600,000	4,200,444
8/01/16	4,670,000	4,112,495
California Community College Financing Authority Lease Revenue, Coast Community College, Series A, 5.00%, 6/01/26	1,220,000	1,252,184
California Educational Facilities Authority Revenue, San Francisco University, 5.00%, 10/01/21	3,000,000	3,542,220
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series K, 5.125%, 7/01/22	17,455,000	18,633,212
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,189,060
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,272,420
Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12	1,000,000	1,000,000
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13	1,815,000	1,879,124
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14	1,635,000	1,686,699
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,737,461
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,815,390
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,220,402
The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12	1,350,000	1,352,687
The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13	1,200,000	1,202,880
California Infrastructure and Economic Developing Bank Revenue, Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	6,221,950

46 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 47

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

48 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 49

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	$ 5,000,000	$ 5,038,550
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,112,463
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,		
5.00%, 8/15/20	20,000,000	22,154,200
AMBAC Insured, 3.00%, 8/15/12	4,525,000	4,577,173
Los Angeles County MTA Sales Tax Revenue, Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,759,550
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,405,270
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,758,021
Los Angeles USD,		
COP, 5.00%, 12/01/20	3,830,000	4,369,992
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,699,947
GO, Refunding, NATL Insured, 5.25%, 7/01/13	3,500,000	3,750,110
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,737,381
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,334,750
GO, Series D, 5.00%, 7/01/27	3,410,000	3,716,252
GO, Series I, 5.00%, 7/01/18	5,000,000	5,921,900
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,		
3.90%, 11/15/36	3,440,000	3,636,768
3.95%, 11/15/36	1,345,000	1,425,485
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	4,805,150
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,		
8/01/18	1,455,000	1,113,628
8/01/19	1,480,000	1,055,048
Moreno Valley USD, GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	3,761,250
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,229,180
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,563,557
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,		
5.00%, 7/01/23	2,000,000	2,302,680
5.25%, 7/01/24	2,000,000	2,324,560
Oakland USD Alameda County GO, 6.50%, 8/01/23	2,200,000	2,560,866
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,		
4.60%, 8/15/14	1,000,000	1,007,100
4.75%, 8/15/15	1,000,000	1,007,290
4.90%, 8/15/16	1,285,000	1,294,034
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,		
4.90%, 8/15/17	1,000,000	1,014,540
5.10%, 8/15/18	1,000,000	1,014,210
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,		
4.70%, 8/15/18	1,765,000	1,797,617
4.80%, 8/15/19	1,945,000	1,975,653
4.85%, 8/15/20	2,000,000	2,020,900

50 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 51

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

52 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Semiannual Report | 53

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	$11,645,000	$ 13,726,311
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	8,931,280
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.00%, 8/01/24	10,000,000	11,053,000
		57,745,241
Total U.S. Territories		60,252,159
Total Municipal Bonds before Short Term Investments (Cost $835,004,819)		886,985,832
Short Term Investments 2.7%		
Municipal Bonds 2.7%		
California 2.7%		
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.03%, 11/01/26	3,000,000	3,000,000
[a]California State Economic Recovery GO,		
Series C-3, Daily VRDN and Put, 0.04%, 7/01/23	3,100,000	3,100,000
Series C-4, Daily VRDN and Put, 0.04%, 7/01/23	4,000,000	4,000,000
[a]California State GO, Kindergarten, Series B3, Daily VRDN and Put, 0.03%, 5/01/34	4,875,000	4,875,000
[a]Los Angeles Department of Water and Power Revenue, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.06%, 7/01/34	2,700,000	2,700,000
[a]Southern California Public Power Authority Revenue, Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.05%, 7/01/20	7,260,000	7,260,000
Total Short Term Investments (Cost $24,935,000)		24,935,000
Total Investments (Cost $859,939,819) 98.5%		911,920,832
Other Assets, less Liabilities 1.5%		13,795,131
Net Assets 100.0%		$925,715,963

See Abbreviations on page 74.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

54 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aAmount rounds to less than $0.001 per share.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments 77.3%		
Municipal Bonds 77.3%		
California 77.3%		
[a]California Educational Facilities Authority Revenue,		
California Institute of Technology, Series B, Weekly VRDN and Put, 0.03%, 10/01/36	$20,850,000	$ 20,850,000
Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.05%, 10/01/22	3,300,000	3,300,000
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.05%, 10/01/14	5,800,000	5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.05%, 10/01/15	7,240,000	7,240,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.05%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.05%, 10/01/36	1,100,000	1,100,000
[a]California Health Facilities Financing Authority Revenue,		
Adventist Health System West, Series A, Weekly VRDN and Put, 0.04%, 8/01/21	7,200,000	7,200,000
Adventist Health System West, Series B, Daily VRDN and Put, 0.06%, 9/01/38	6,305,000	6,305,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.06%, 3/01/47	6,725,000	6,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.05%, 3/01/47	8,000,000	8,000,000
[a]California HFAR,		
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.08%, 4/01/43	6,325,000	6,325,000
MFH III, Refunding, Series F, Weekly VRDN and Put, 0.06%, 2/01/32	6,255,000	6,255,000
MFH III, Series D, Weekly VRDN and Put, 0.05%, 2/01/31	8,700,000	8,700,000
[a]California Infrastructure and Economic Development Bank Revenue,		
American National Red Cross, Refunding, Weekly VRDN and Put, 0.07%, 9/01/34	5,000,000	5,000,000
J. Paul Getty, Refunding, Series A-2, Daily VRDN and Put, 0.04%, 10/01/47	10,300,000	10,300,000
J. Paul Getty, Refunding, Series A-4, Daily VRDN and Put, 0.04%, 10/01/47	10,200,000	10,200,000
[a]California Municipal Finance Authority Revenue, Westmont College, Series A, Weekly VRDN and Put, 0.07%, 1/01/40	5,000,000	5,000,000
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.03%, 11/01/26	10,900,000	10,900,000
California State Department of Water Resources Water Revenue, Series 1, TECP, 0.12%, 2/02/12	5,647,000	5,646,887
[a]California State Economic Recovery GO,		
Refunding, Series C-1, Daily VRDN and Put, 0.04%, 7/01/23	2,530,000	2,530,000
Series C-2, Daily VRDN and Put, 0.04%, 7/01/23	450,000	450,000
[a]California State GO,		
Kindergarten, Series A3, Daily VRDN and Put, 0.03%, 5/01/34	12,400,000	12,400,000
Series A-2, Daily VRDN and Put, 0.05%, 5/01/33	20,900,000	20,900,000
Series C-2, Weekly VRDN and Put, 0.07%, 5/01/33	1,900,000	1,900,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.06%, 5/01/40	9,800,000	9,800,000
[a]California Statewide CDA Revenue,		
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.02%, 8/15/36	2,400,000	2,400,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.05%, 8/15/27	6,600,000	6,600,000
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.05%, 12/01/36	11,160,000	11,160,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.04%, 7/01/37	8,825,000	8,825,000
[a]East Bay MUD Water System Revenue, Refunding, Sub Series A, Weekly VRDN and Put, 0.04%, 6/01/38	20,910,000	20,910,000
[a]Fremont PFA, COP, Weekly VRDN and Put, 0.07%, 8/01/30	6,740,000	6,740,000

56 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments (continued)		
Municipal Bonds (continued)		
California (continued)		
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.10%, 6/01/30	$ 1,700,000	$ 1,700,000
[a]Irvine 1915 Act Special Assessment,		
AD No. 97-17, Daily VRDN and Put, 0.09%, 9/02/23	8,000,000	8,000,000
Limited Obligation, AD No. 94-13, Daily VRDN and Put, 0.06%, 9/02/22	1,219,000	1,219,000
Limited Obligation, AD No. 94-15, Refunding, Daily VRDN and Put, 0.06%, 9/02/20	1,274,000	1,274,000
Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.06%, 9/02/22	10,100,000	10,100,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.05%, 10/01/41	10,350,000	10,350,000
[a]Los Angeles County Housing Authority MFHR, Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.09%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR,		
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.10%, 4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.09%, 7/01/14	4,500,000	4,500,000
[a]Los Angeles County MTA Sales Tax Revenue, Proposition C, second senior, Refunding,		
Series A1, Daily VRDN and Put, 0.07%, 7/01/23	13,060,000	13,060,000
Series A2, Daily VRDN and Put, 0.07%, 7/01/23	2,600,000	2,600,000
[a]Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.04%, 7/01/35	750,000	750,000
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.05%, 7/01/35	6,100,000	6,100,000
Refunding, Series B, Sub Series B-8, Weekly VRDN and Put, 0.03%, 7/01/34	10,700,000	10,700,000
[a]Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.05%, 7/01/35	17,350,000	17,350,000
Los Angeles GO, TRAN, 2.50%, 2/29/12	10,000,000	10,037,500
[a]Los Angeles Wastewater System Revenue, Refunding, Series A, Weekly VRDN and Put, 0.04%, 6/01/28	12,000,000	12,000,000
[a]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.03%, 10/01/29	16,900,000	16,900,000
[a]Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.03%, 7/01/35	3,300,000	3,300,000
[a]Oakland-Alameda County Coliseum Authority Lease Revenue, Coliseum Project, Refunding, Series C-1, Weekly VRDN and Put, 0.08%, 2/01/25	18,400,000	18,400,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.09%, 3/01/49	5,350,000	5,350,000
[a]Orange County Apartment Development Revenue,		
Harbor Pointe, Issue D, Refunding, FHLMC Insured, Weekly VRDN and Put, 0.07%, 12/01/22	6,000,000	6,000,000
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.07%, 11/15/28	5,100,000	5,100,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.08%, 11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.09%, 12/01/27	2,595,000	2,595,000
Riverside County GO, TRAN, Series B, 2.00%, 6/29/12	10,000,000	10,078,173
[a]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding, Series C, Daily VRDN and Put, 0.05%, 12/01/38	4,500,000	4,500,000
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.05%, 8/01/36	4,290,000	4,290,000

Semiannual Report | 57

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2011 (unaudited) (continued)

See Abbreviations on page 74.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

58 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 59

60 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 61

62 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 63

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

64 | Semiannual Report

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 65

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

66 | Semiannual Report

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended December 31, 2011				
Shares sold	8,138,783	$ 98,516,367	8,173,396	$ 94,648,532
Shares issued in reinvestment of distributions	2,498,917	30,315,138	815,600	9,465,192
Shares redeemed	(10,590,111)	(128,170,440)	(6,144,777)	(71,256,655)
Net increase (decrease)	47,589	$ 661,065	2,844,219	$ 32,857,069
Year ended June 30, 2011				
Shares sold	19,822,204	$ 236,025,819	16,468,835	$ 186,898,709
Shares issued in reinvestment of distributions	4,521,436	53,308,670	1,439,910	16,325,241
Shares redeemed	(35,789,578)	(417,531,253)	(24,372,255)	(277,379,180)
Net increase (decrease)	(11,445,938)	$(128,196,764)	(6,463,510)	$ (74,155,230)
Class B Shares:				
Six Months ended December 31, 2011				
Shares sold	693	$ 8,443		
Shares issued in reinvestment of distributions	5,738	69,788		
Shares redeemed	(276,220)	(3,348,347)		
Net increase (decrease)	(269,789)	$ (3,270,116)		
Year ended June 30, 2011				
Shares sold	2,457	$ 29,101		
Shares issued in reinvestment of distributions	29,517	351,837		
Shares redeemed	(1,061,557)	(12,638,281)		
Net increase (decrease)	(1,029,583)	$ (12,257,343)		
Class C Shares:				
Six Months ended December 31, 2011				
Shares sold	1,880,521	$ 23,065,488	1,834,835	$ 21,319,598
Shares issued in reinvestment of distributions	312,871	3,842,255	136,991	1,594,835
Shares redeemed	(1,626,871)	(19,926,260)	(995,664)	(11,561,187)
Net increase (decrease)	566,521	$ 6,981,483	976,162	$ 11,353,246
Year ended June 30, 2011				
Shares sold	5,089,211	$ 61,648,691	4,432,646	$ 50,738,041
Shares issued in reinvestment of distributions	562,081	6,707,515	221,555	2,516,986
Shares redeemed	(6,632,392)	(78,049,382)	(3,074,723)	(34,649,225)
Net increase (decrease)	(981,100)	$ (9,693,176)	1,579,478	$ 18,605,802

Semiannual Report | 67

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

68 | Semiannual Report

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $ 12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class of the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the funds’ Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

Semiannual Report | 69

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
g.	Other Affiliated Transactions

At December 31, 2011, a director of Advisers owned 46.16% of the Franklin California Tax-Exempt Money Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the fund.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2011, the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund deferred realized capital losses of $10,604,483 and $1,487,063, respectively.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At December 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

7. CREDIT FACILITY

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matured on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 20, 2012, the Borrowers renewed the Global Credit Facility for a total of $1.5 billion, maturing January 18, 2013.

Under the terms of the Global Credit Facility, the funds shall, in addition to interest charged on any borrowings made by the funds and other costs incurred by the funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended December 31, 2011, the funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in deter- mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2011, all of the Funds’ investments in securities carried at fair value were valued using Level 2 inputs.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN CALIFORNIA TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

CAT S 02/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 24 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 24 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 24 2012